[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER GROWTH SHARES VCT PORTFOLIO -- CLASS II SHARES

ANNUAL REPORT

DECEMBER 31, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Growth Shares VCT Portfolio

  Portfolio and Performance Update                                    2

  Portfolio Management Discussion                                     3

  Schedule of Investments                                             4

Financial Statements                                                  6

Notes to Financial Statements                                        10

Report of Independent Auditors                                       14

Trustees, Officers and Service Providers                             15

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 12/31/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                                96%
U.S. Denominated Foreign Stocks                    2%
Depositary Receipts\for International Stocks       1%
Exchange Traded Fund                               1%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Information Technology              28%
Health Care                         27%
Consumer Discretionary              16%
Consumer Staples                    11%
Industrials                         11%
Financial                            4%
Energy                               3%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Microsoft Corp.             7.60%
   2. Pharmacia Corp.             6.62
   3. Wal-Mart Stores, Inc.       6.37
   4. Proctor & Gamble Co.        3.94
   5. General Electric Co.        3.93

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS -- CLASS II SHARES

                                       12/31/02        12/31/01
Net Asset Value per Share              $   9.70        $  14.94

DISTRIBUTIONS PER SHARE                    SHORT-TERM      LONG-TERM
(1/1/02 - 12/31/02)         DIVIDENDS      CAPITAL GAINS   CAPITAL GAINS
                            $       -      $           -   $           -

PERFORMANCE OF A $10,000 INVESTMENT -- CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER GROWTH SHARES VCT PORTFOLIO at net asset value, compared to that of the Russell 1000 Growth Index, the Standard & Poor's (S&P) 500/Barra Growth Index, the Russell 1000 Index and the S&P 500 Index. The Russell 1000 Growth Index is more representative of the Portfolio's holdings than the other indexes, and the Portfolio will compare its performance to the Russell 1000 Growth Index in the future. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                       PIONEER GROWTH        RUSSELL 1000       S&P 500 BARRA       S&P 500       RUSSELL
                 SHARES VCT PORTFOLIO*       GROWTH INDEX        GROWTH INDEX         INDEX    1000 INDEX
 5/31/00                    $  10,000            $ 10,000            $ 10,000      $ 10,000      $ 10,000
12/31/00                    $   9,496            $  8,007            $  8,209      $  9,375      $  9,383
12/31/01                    $   7,668            $  6,371            $  7,164      $  8,265      $  8,215
12/31/02                    $   4,979            $  4,595            $  5,474      $  6,443      $  6,436

The Russell 1000 Growth Index contains those Russell 1000 securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe. The Russell 1000 Index is an unmanaged measure of the 1,000 largest stocks, based on market capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The S&P 500/Barra Growth Index is an unmanaged index consisting of stocks in the S&P 500 Index with higher price-to-book ratios. The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the index.

AVERAGE ANNUAL
TOTAL RETURNS
(As of December 31, 2002)

NET ASSET VALUE*
Life-of-Class                  -23.39%
(5/1/00)
1 Year                         -35.07%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate accounts report contains Portfolio performance net of any contract fees, expenses or sale charges.

Past performance does not guarantee future results. Returns and principal value fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PORTFOLIO MANAGEMENT DISCUSSION 12/31/02

Growth stocks fell hard in a highly volatile market in 2002, pulled down by slower-than-anticipated economic growth and investor unease about highly publicized corporate scandals. In the following interview, Eric Weigel discusses the factors that influenced the performance of Pioneer Growth Shares VCT Portfolio Class II Shares during the 12-month period. Mr. Weigel, a Vice President at Pioneer, is a member of the Portfolio's management team.

Q: HOW DID THE PORTFOLIO PERFORM DURING 2002?

A: Pioneer Growth Shares VCT Portfolio had a very disappointing year. For the
   12-month period ended December 31, 2002, the Portfolio's Class II shares had a total return of -35.07% at net asset value. During the same period, the Portfolio's benchmark, the Russell 1000 Growth Index, had a return of -27.88%.

Q: WHAT FACTORS MOST AFFECTED PORTFOLIO PERFORMANCE?

A: It was a challenging period for growth stocks throughout 2002, but the Portfolio's most serious performance problems occurred in the first five months of the year. It was then that the Portfolio's highly aggressive positioning, especially in cyclical and technology companies, hurt performance in a period of slowing economic growth and a wave of bad news events. In late May, the Portfolio was repositioned to remain aggressive but with less exposure to its poorest performing holdings. For the remainder of the year, the Portfolio outperformed competitive portfolios, while slightly trailing performance benchmarks in a generally falling market. Over the full year, the Portfolio's heavy emphasis on technology and its vulnerability early in the year to a few troubled companies led to its underperformance versus market benchmarks.

Q: HOW WOULD YOU DESCRIBE THE OVERALL INVESTMENT ENVIRONMENT IN 2002?

A: Investors in general had entered the year in a spirit of optimism that the domestic economy was about to rebound and that the stock market would begin to recover from its two-year slump. That optimism proved short-lived, however, as investors grew increasingly uneasy about the health of the economy and about the unanticipated and growing number of corporations caught up in scandals over executive governance and questionable accounting. This apprehension culminated in June when individual investors began pulling money out of stock mutual funds. The greatest outflows were from the more aggressive funds, which put pressure on portfolio managers to sell holdings, leading to further price losses.

Q: WHAT ADJUSTMENTS TO YOUR STRATEGY DID YOU MAKE DURING THE YEAR?

A: In May we started paring back our holdings in companies that had been the poorest performers, including AOL Time-Warner, Tyco International and Tenet Healthcare. We believed, however, that the overall stock market was fairly valued and poised for a recovery. As a result, we kept the Portfolio relatively aggressively positioned, emphasizing technology while reducing positions in defensive stocks. In hindsight, we probably were too aggressive too early, as the Portfolio lagged during the market downdrafts of September and early October. The Portfolio performed much better in the market rebound that began in October and extended into November, when we participated in the rallies without underperforming in the market dips.

Q: IN A DISAPPOINTING YEAR, WHAT WERE THE PERFORMANCE HIGHLIGHTS, AND WHERE DID
   THE GREATEST DISAPPOINTMENTS OCCUR?

A: A number of stocks turned in good performance, including L3 Communications, a defense electronics contractor, Scios, a biotech company, and Exxon-Mobil. Several major financial stocks that we added to the Portfolio during the year, including Citigroup and American Express, turned out to be positive performers. It was a difficult year, however, with many excellent companies posting very poor performance. Microsoft, the Portfolio's largest holding, for example, fell 23% during the year, despite its solid fundamentals and dominant position in the marketplace. Similarly, pharmaceutical company Pfizer performed very poorly, with its stock falling by 22.5%, primarily because of controversy over its acquisition of Pharmacia. However, Pfizer's fundamentals remained superior to competitors such as Merck and Johnson & Johnson, both of which had far better performance.

Q: WHAT IS YOUR INVESTMENT OUTLOOK?

A: We believe the stock market is ready for a rebound and so we plan to keep the Portfolio relatively aggressively positioned. We intend, however, to increase the overall diversification of the Portfolio by increasing the number of positions. As we do so, we will pursue an overall strategy of seeking growth stocks selling at reasonable prices. We favor companies that are demonstrating clear signs of earnings growth and yet are selling at reasonable valuations, as indicated in stock price measures such price/earnings multiples. We plan to keep the Portfolio's sector weightings consistent with those of the benchmark Russell 1000 Growth Index, but we intend to seek a performance advantage through stock selection. We have structured the Portfolio to perform well when the market rises, even if a raging bull market rally never materializes.

   This is a Portfolio for those who believe the market will rise during the next year.

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PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 12/31/02

   SHARES                                                        VALUE
           COMMON STOCKS - 99.2%
           ENERGY - 2.8%
           INTEGRATED OIL & GAS - 2.8%
   11,300  Exxon Mobil Corp.                              $    394,822
    8,500  Occidental Petroleum Corp.                          241,825
    7,300  Royal Dutch Petroleum Co.                           321,346
                                                          ------------
                                                          $    957,993
                                                          ------------
           TOTAL ENERGY                                   $    957,993
                                                          ------------
           CAPITAL GOODS - 6.8%
           AEROSPACE & DEFENSE - 1.7%
    5,900  Northrop Grumman Corp.*                        $    572,300
                                                          ------------
           ELECTRICAL COMPONENTS & EQUIPMENT - 3.9%
   55,900  General Electric Co.                           $  1,361,165
                                                          ------------
           INDUSTRIAL MACHINERY - 1.2%
   11,400  SPX Corp.*                                     $    426,930
                                                          ------------
           TOTAL CAPITAL GOODS                            $  2,360,395
                                                          ------------
           COMMERCIAL SERVICES & SUPPLIES - 2.1%
           DATA PROCESSING SERVICES - 2.1%
   11,742  Automatic Data Processing, Inc.                $    460,874
    7,400  First Data Corp.                                    262,034
                                                          ------------
                                                          $    722,908
                                                          ------------
           TOTAL COMMERCIAL SERVICES & SUPPLIES           $    722,908
                                                          ------------
           TRANSPORTATION - 2.0%
           TRUCKING - 2.0%
   10,800  United Parcel Service                          $    681,264
                                                          ------------
           TOTAL TRANSPORTATION                           $    681,264
                                                          ------------
           HOTELS, RESTAURANTS & LEISURE - 0.5%
           RESTAURANTS - 0.5%
   11,400  McDonald's Corp.                               $    183,312
                                                          ------------
           TOTAL HOTELS, RESTAURANTS & LEISURE            $    183,312
                                                          ------------
           MEDIA - 3.1%
           ADVERTISING - 1.5%
    8,300  Omnicom Group                                  $    536,180
                                                          ------------
           BROADCASTING & CABLE TV - 1.0%
    9,200  Clear Channel Communications, Inc.*            $    343,068
                                                          ------------
           PUBLISHING - 0.6%
    3,300  McGraw-Hill Co., Inc.                          $    199,452
                                                          ------------
           TOTAL MEDIA                                    $  1,078,700
                                                          ------------
           RETAILING - 11.6%
           DEPARTMENT STORES - 0.9%
    5,700  Kohl's Corp.*                                  $    318,915
                                                          ------------
           GENERAL MERCHANDISE STORES - 8.0%
    7,000  Family Dollar Stores, Inc.                     $    218,470
   11,200  Target Corp.                                        336,000
   43,700  Wal-Mart Stores, Inc.                             2,207,287
                                                          ------------
                                                          $  2,761,757
                                                          ------------
           HOME IMPROVEMENT RETAIL - 2.7%
   11,600  Home Depot, Inc.                               $    277,936
   17,800  Lowe's Companies, Inc.                              667,500
                                                          ------------
                                                          $    945,436
                                                          ------------
           TOTAL RETAILING                                $  4,026,108
                                                          ------------
           FOOD, BEVERAGE & TOBACCO - 1.6%
           SOFT DRINKS - 1.6%
   13,100  PepsiCo, Inc.                                  $    553,082
                                                          ------------
           TOTAL FOOD, BEVERAGE & TOBACCO                 $    553,082
                                                          ------------
           HOUSEHOLD & PERSONAL PRODUCTS - 9.6%
           HOUSEHOLD PRODUCTS - 4.5%
    6,900  Estee Lauder Co.*                              $    182,160
   15,900  Procter & Gamble Co.*                             1,366,446
                                                          ------------
                                                          $  1,548,606
                                                          ------------
           PERSONAL PRODUCTS - 5.1%
   26,464  Gillette Co.                                   $    803,447
   20,300  Kimberly-Clark Corp.                                963,641
                                                          ------------
                                                          $  1,767,088
                                                          ------------
           TOTAL HOUSEHOLD & PERSONAL PRODUCTS            $  3,315,694
                                                          ------------
           HEALTH CARE EQUIPMENT & SERVICES - 10.4%
           HEALTH CARE DISTRIBUTORS & SERVICES - 7.2%
   24,700  Biovail Corp., International*                  $    652,327
   12,900  Johnson & Johnson Co.                               692,859
   30,500  Wyeth, Inc.                                       1,140,700
                                                          ------------
                                                          $  2,485,886
                                                          ------------
           HEALTH CARE EQUIPMENT - 1.0%
    7,400  Medtronic, Inc.*                               $    337,440
                                                          ------------
           HEALTH CARE FACILITIES - 1.7%
   14,200  HCA, Inc.                                      $    589,300
                                                          ------------
           MANAGED HEALTH CARE - 0.5%
    2,500  Wellpoint Health Networks Inc.*                $    177,900
                                                          ------------
           TOTAL HEALTH CARE EQUIPMENT & SERVICES         $  3,590,526
                                                          ------------
           PHARMACEUTICALS & BIOTECHNOLOGY - 16.7%
           BIOTECHNOLOGY - 13.4%
   18,658  Amgen, Inc.*                                   $    901,928
   11,900  IDEC Pharmaceuticals Corp.*                         394,723
   54,831  Pharmacia Corp.                                   2,291,936
   33,697  Scios, Inc.*                                      1,097,848
                                                          ------------
                                                          $  4,686,435
                                                          ------------
           PHARMACEUTICALS - 3.3%
   11,500  Mylan Laboratories, Inc.                       $    401,350
   23,718  Pfizer, Inc.                                        725,059
                                                          ------------
                                                          $  1,126,409
                                                          ------------
           TOTAL PHARMACEUTICALS &
           BIOTECHNOLOGY                                  $  5,812,844
                                                          ------------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                        VALUE
           DIVERSIFIED FINANCIALS - 3.7%
           DIVERSIFIED FINANCIAL SERVICES - 3.7%
   15,400  American Express Co.                           $    544,390
   20,773  Citigroup, Inc.                                     731,002
                                                          ------------
                                                          $  1,275,392
                                                          ------------
           TOTAL DIVERSIFIED FINANCIALS                   $  1,275,392
                                                          ------------
           INSURANCE - 0.5%
           MULTI-LINE INSURANCE - 0.5%
    3,000  American International Group, Inc.             $    173,550
                                                          ------------
           TOTAL INSURANCE                                $    173,550
                                                          ------------
           SOFTWARE & SERVICES - 9.0%
           APPLICATION SOFTWARE - 9.0%
   16,200  Cadence Design System Inc*                     $    190,998
   50,900  Microsoft Corp.*                                  2,631,530
   25,900  Oracle Corp.*                                       279,720
                                                          ------------
                                                          $  3,102,248
                                                          ------------
           TOTAL SOFTWARE & SERVICES                      $  3,102,248
                                                          ------------
           TECHNOLOGY HARDWARE & EQUIPMENT - 18.8%
           COMPUTER HARDWARE - 3.3%
    6,900  Dell Computer Corp.*                           $    184,506
   25,400  Hewlett-Packard Co.                                 440,944
    6,800  IBM Corp.                                           527,000
                                                          ------------
                                                          $  1,152,450
                                                          ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
   21,300  Flextronics International, Ltd.*               $    174,447
                                                          ------------
           SEMICONDUCTOR EQUIPMENT - 2.5%
   47,300  Applied Materials, Inc.*                       $    616,319
    7,500  KLA-Tencor Corp.*                                   265,275
                                                          ------------
                                                          $    881,594
                                                          ------------
           SEMICONDUCTORS - 6.6%
  185,500  Applied Micro Circuits Corp.*                  $    684,495
   69,600  Intel Corp.                                       1,083,672
   31,733  Micron Technology, Inc.*                            309,079
   13,700  Texas Instruments, Inc.                             205,637
                                                          ------------
                                                          $  2,282,883
                                                          ------------
           TELECOMMUNICATIONS EQUIPMENT - 5.9%
   70,700  Cisco Systems, Inc.*                           $    926,170
   14,200  L-3 Communications Holdings, Inc.*                  637,722
   31,744  Nokia Corp. (A.D.R.)                                492,032
                                                          ------------
                                                          $  2,055,924
                                                          ------------
           TOTAL TECHNOLOGY HARDWARE & EQUIPMENT          $  6,547,298
                                                          ------------
           TOTAL COMMON STOCKS
           (Cost $43,670,961)                             $ 34,381,314
                                                          ============
           EXCHANGE TRADED FUND - 0.8%
   10,700  Nasdaq-100 Index Traded Stock                  $    261,080
           TOTAL EXCHANGE TRADED FUND (Cost $293,615)     $    261,080
                                                          ------------
           TOTAL INVESTMENT IN SECURITIES - 100%
           (Cost $43,964,576)                             $ 34,642,394
                                                          ============

*    Non-income producing securities.

   The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                                                                  5/1/00
                                                                                 YEAR ENDED     YEAR ENDED          TO
CLASS II (a)                                                                      12/31/02       12/31/01        12/31/00
Net asset value, beginning of period                                             $    14.94     $    18.50       $  21.68
                                                                                 ----------     ----------       --------
Increase (decrease) from investment operations:
   Net investment income                                                         $    (0.13)    $    (0.05)      $  (0.03)
   Net realized and unrealized gain (loss) on investments
     and foreign currency transactions                                                (5.11)         (3.51)         (1.23)
                                                                                 ----------     ----------       --------
     Net increase (decrease) from investment operations                          $    (5.24)    $    (3.56)      $  (1.26)
Distributions to shareowners:
   Net income                                                                             -              -              -
   Net realized gain                                                                      -              -          (1.92)
                                                                                 ----------     ----------       --------
Net increase (decrease) in net asset value                                       $    (5.24)    $    (3.56)      $  (3.18)
                                                                                 ----------     ----------       --------
Net asset value, end of period                                                   $     9.70     $    14.94       $  18.50
                                                                                 ==========     ==========       ========
Total return*                                                                        (35.07)%       (19.24)%        (6.36)%
Ratio of net expenses to average net assets+                                           1.63%          1.58%          1.03%**
Ratio of net investment income to average net assets+                                 (0.64)%        (0.61)%        (0.33)%**
Portfolio turnover rate                                                                  86%           111%            95%**
Net assets, end of period (in thousands)                                         $      263     $      658       $    203
Ratios assuming no waiver of management fees and
   assumption of expenses by PIM and no reduction for
   fees paid indirectly:
   Net expenses                                                                        1.63%          1.58%          0.73%**
   Net investment income (loss)                                                       (0.64)%        (0.61)%        (0.11)%**

(a)  Class II shares were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 12/31/02

ASSETS
  Investment in securities, at value (cost $43,964,576)                                       $  34,642,394
  Cash                                                                                              432,556
  Cash held as collateral for futures contracts                                                      30,000
  Receivables -
    Investment securities sold                                                                          153
    Dividends, interest, tax reclaims and foreign taxes withheld                                     40,518
  Other                                                                                                 347
                                                                                              -------------
      Total assets                                                                            $  35,145,968
                                                                                              -------------
LIABILITIES:
  Payables -
    Investment securities purchased                                                           $      49,198
    Fund shares repurchased                                                                          34,453
  Due to affiliates                                                                                  28,116
  Accrued expenses                                                                                   25,364
  Other                                                                                                 271
                                                                                              -------------
      Total liabilities                                                                       $     137,402
                                                                                              -------------
NET ASSETS:
  Paid-in capital                                                                             $  82,027,907
  Accumulated undistributed net investment income                                                     4,299
  Accumulated net realized loss                                                                 (37,701,458)
  Net unrealized gain (loss) on:
    Investments                                                                                  (9,322,182)
                                                                                              -------------
      Total net assets                                                                        $  35,008,566
                                                                                              -------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                                                  $  34,745,707
  Shares outstanding                                                                              3,564,907
                                                                                              =============
  Net asset value per share                                                                   $        9.75
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                                                  $     262,859
  Shares outstanding                                                                                 27,110
                                                                                              =============
  Net asset value per share                                                                   $        9.70

   The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS

                                                                                               YEAR ENDED
                                                                                                12/31/02
INVESTMENT INCOME:
  Dividends                                                                                   $     487,446
  Interest                                                                                           22,083
  Income on securities loaned, net                                                                    2,011
                                                                                              -------------
      Total investment income                                                                 $     511,540
                                                                                              -------------
EXPENSES:
  Management fees                                                                             $     364,883
  Transfer agent fees                                                                                 3,315
  Distribution fees (Class II)                                                                        1,027
  Administrative fees                                                                                37,500
  Custodian fees                                                                                     21,214
  Professional fees                                                                                  29,932
  Printing                                                                                           42,740
  Fees and expenses of nonaffiliated trustees                                                         2,684
  Miscellaneous                                                                                       3,925
                                                                                              -------------
    Total expenses                                                                            $     507,220
                                                                                              -------------
        Net investment income (loss)                                                          $       4,320
                                                                                              -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized gain (loss) from investments                                                   $ (21,487,880)
  Change in net unrealized gain or loss from investments                                      $  (2,222,350)
                                                                                              -------------
  Net gain (loss) on investments                                                              $ (23,710,230)
                                                                                              =============
  Net increase (decrease) in net assets resulting from operations                             $ (23,705,910)
                                                                                              =============

   The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH SHARES VCT PORTFOLIO             PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR                    YEAR
                                                                ENDED                  ENDED
                                                              12/31/02                12/31/01
FROM OPERATIONS:
Net investment income (loss)                                $       4,320          $       55,350
Net realized gain (loss) on investments                       (21,487,880)            (11,086,878)
Change in net unrealized gain or loss
   on investments                                              (2,222,350)             (8,189,437)
                                                            -------------          --------------
     Net increase (decrease) in net assets
       resulting from operations                            $ (23,705,910)         $  (19,220,965)
                                                            -------------          --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                  $     (55,371)         $            -
   Class II                                                             -                       -
                                                            -------------          --------------
     Total distributions to shareowners                     $     (55,371)         $            -
                                                            -------------          --------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $   1,191,751          $    3,166,154
Reinvestment of distributions                                      55,371                       -
Cost of shares repurchased                                    (15,591,853)            (16,888,804)
                                                            -------------          --------------
     Net increase (decrease) in net assets
       resulting from fund share transactions               $ (14,344,731)         $  (13,722,650)
                                                            -------------          --------------
     Net increase (decrease) in net assets                  $ (38,106,012)         $  (32,943,615)
                                                            -------------          --------------
NET ASSETS:
Beginning of year                                              73,114,578             106,058,193
                                                            -------------          --------------
End of year                                                 $  35,008,566          $   73,114,578
                                                            =============          ==============
Accumulated undistributed net investment income,
   end of year                                              $       4,299          $       55,350
                                                            =============          ==============

   The accompanying notes are an integral part of these financial statements.

PIONEER GROWTH SHARES VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 12/31/02

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio)
     (Formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio)
     (liquidated as of close of business on January 24, 2003)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     (Formerly Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Growth Shares Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios.

   Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2002, Growth Shares Portfolio had no open contracts.

C. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of December 31, 2002, the Portfolio had no open portfolio hedges or outstanding forward currency settlement contracts.

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Growth Shares VCT Portfolio had a capital loss carryforward of $33,198,313 which expires between 2008 and 2010 if not utilized.

   The Portfolio elected to defer $3,753,201 in capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   At December 31, 2002, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the portfolios' capital accounts on a tax basis.

                                         ACCUMULATED NET         ACCUMULATED
                                            INVESTMENT          REALIZED GAIN/
PORTFOLIO                                  INCOME/LOSS              LOSS                    PAID IN CAPITAL
------------------------------------------------------------------------------------------------------------
Growth Shares Portfolio                    $      -               $      (2)                   $     2

   The following shows the tax character of distributions paid during the periods ended December 31, 2001 and December 31, 2002 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2002.

   The tax character of distributions paid during the year ended December 31, 2002 and 2001 were as follows:

                                            2002             2001
                                          -------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                           $ 55,371         $      -
Long-term capital gain                           -                -
                                          -------------------------
                                          $ 55,371         $      -
Return of Capital                                -                -
                                          -------------------------
   Total distributions                    $ 55,371         $      -
                                          =========================

The following shows components of distributable earnings on a federal income tax basis at December 31, 2002. These amounts do not include the capital loss carryforward.

                                               2002             2001
                                          -------------------------------
Undistributed ordinary income             $       4,299    $       55,350
Undistributed long-term gain                          -                 -
Unrealized depreciation                     (10,072,126)       (8,163,988)
                                          -------------------------------
   Total                                  $ (10,067,827)   $   (8,108,638)
                                          ===============================

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales.

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $1,020,781 in commissions on the sale of trust shares for the year ended December 31, 2002. All Dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian. As of December 31, 2002, the Portfolio had no outstanding loans.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.70% of the Portfolios' average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2002, there was $27,473 payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $580 in transfer agent fees payable to PIMSS at December 31, 2002.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $63 payable to PFD at December 31, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                         GROSS              GROSS          NET APPRECIATION/
                                    TAX COST          APPRECIATION       DEPRECIATION       (DEPRECIATION)
                                  ------------        ------------      --------------     -----------------
Growth Shares Portfolio           $ 44,714,520        $    480,081      $  (10,552,207)    $     (10,072,126)

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than temporary cash investments for the year ended December 31, 2002, were $43,324,012 and 56,438,967, respectively.

7. CAPITAL SHARES

At December 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

GROWTH SHARES PORTFOLIO                  '02 SHARES        '02 AMOUNT    '01 SHARES      '01 AMOUNT
---------------------------------------------------------------------------------------------------
CLASS I:
Shares sold                                  84,353     $   1,009,535       147,273   $   2,468,011
Reinvestment of distributions                 4,896            55,371             -               -
Shares repurchased                       (1,372,544)      (15,216,738)   (1,054,567)    (16,709,272)
                                         ----------------------------------------------------------
   Net increase                          (1,283,295)    $ (14,151,832)     (907,294)  $ (14,241,261)
                                         ==========================================================
CLASS II:
Shares sold                                  16,073     $     182,216        45,320   $     698,143
Reinvestment of distributions                     -                 -             -               -
Shares repurchased                          (33,024)         (375,115)      (12,256)       (179,532)
                                         ----------------------------------------------------------
   Net increase                             (16,951)    $    (192,899)       33,064   $     518,611
                                         ==========================================================

8. CHANGE IN INDEPENDENT AUDITORS

On April 1, 2002, Arthur Andersen LLP resigned as independent auditors of the Trust. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Trust for the past fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the most recent fiscal year and through April 1, 2002, there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such year. The Trust, with the approval of its Board of Trustees and Audit Committee, engaged Ernst & Young LLP as independent auditors as of May 4, 2002.

PIONEER GROWTH SHARES VCT PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS TRUST AND THE CLASS II SHAREOWNERS OF PIONEER GROWTH SHARES VCT PORTFOLIO:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Growth Shares VCT Portfolio, one of the portfolios constituting Pioneer Variable Contracts Trust (the Trust) as of December 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2001 and the financial highlights for each of the two years in the period then ended were audited by other auditors who have ceased operations and whose report dated February 8, 2002 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pioneer Growth Shares VCT Portfolio of Pioneer Variable Contracts Trust at December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                          /s/ Ernest & Young LLP

Boston, Massachusetts
February 10, 2003

PIONEER VARIABLE CONTRACTS TRUST

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT AUDITORS
Ernst & Young LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The fund's statement of additional information provides more detailed information regarding the fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

                          POSITION HELD           TERM OF OFFICE AND       PRINCIPAL OCCUPATION                 OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS     WITH THE FUND           LENGTH OF SERVICE        DURING PAST FIVE YEARS               HELD BY THIS TRUSTEE
John F. Cogan, Jr. (76)*  Chairman of the Board,  Trustee since 1994.      Deputy Chairman and a Director of    Director of Harbor
                          Trustee and President   Serves until retirement  Pioneer Global Asset Management      Global Company, Ltd.
                                                  or removal.              S.p.A. ("PGAM"); Non-Executive
                                                                           Chairman and a Director of Pioneer
                                                                           Investment Management USA Inc.
                                                                           ("PIM-USA"); Chairman and a
                                                                           Director of Pioneer and the various
                                                                           Momentum Funds; Director, Pioneer
                                                                           Alternative Investments; Director
                                                                           and Chairman of the Supervisory
                                                                           Board of Pioneer Czech Investment
                                                                           Company, a.s.; President of all of
                                                                           the Pioneer Funds; and Of Counsel
                                                                           (since 2000, partner prior to
                                                                           2000), Hale and Dorr LLP (counsel
                                                                           to PIM-USA and the Pioneer Funds)

Daniel T.Geraci (45)**    Trustee and             Trustee since            Director and CEO-US of PGAM          None
                          Executive               October, 2001.Serves     since November 2001; Director,
                          Vice President          until retirement or      Chief Executive Officer and
                                                  removal.                 President of PIM-USA since October
                                                                           2001; Director of Pioneer
                                                                           Investment Management Shareholder
                                                                           Services,Inc. ("PIMSS") since
                                                                           October 2001; President and a
                                                                           Director of Pioneer and Pioneer
                                                                           Funds Distributor,Inc. ("PFD")
                                                                           (Chairman) since October 2001;
                                                                           Executive Vice President of all
                                                                           of the Pioneer Funds since
                                                                           October 2001; President of
                                                                           Fidelity Private Wealth
                                                                           Management Group from 2000
                                                                           through October 2001; and
                                                                           Executive Vice
                                                                           President-Distribution and
                                                                           Marketing of Fidelity Investments
                                                                           Institutional Services and
                                                                           Fidelity Investments Canada
                                                                           Ltd. prior to 2000

*Mr. Cogan is an interested trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

**Mr. Geraci is an interested trustee because he is an officer, director and employee of the fund's investment adviser and certain of its affiliates.

INDEPENDENT TRUSTEES

                              POSITION HELD       TERM OF OFFICE AND       PRINCIPAL OCCUPATION                 OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS         WITH THE FUND       LENGTH OF SERVICE        DURING PAST FIVE YEARS               HELD BY THIS TRUSTEE
Mary K. Bush (54)             Trustee             Trustee since September, President, Bush International        Director and/or
3509 Woodbine Street,                             2000. Serves until       (international financial advisory    Trustee of Brady
Chevy Chase, MD 20815                             retirement or removal.   firm)                                Corporation
                                                                                                                (industrial
                                                                                                                identification and
                                                                                                                specialty coated
                                                                                                                material products
                                                                                                                manufacturer),
                                                                                                                Mortgage Guaranty
                                                                                                                Insurance
                                                                                                                Corporation, R.J.
                                                                                                                Reynolds Tobacco
                                                                                                                Holdings, Inc.
                                                                                                                (tobacco) and
                                                                                                                Student Loan
                                                                                                                Marketing
                                                                                                                Association
                                                                                                                (secondary marketing
                                                                                                                of student loans)

Richard H. Egdahl, M.D. (76)  Trustee             Trustee since 1995.      Alexander Graham Bell Professor      None
(76) Boston University                            Serves until retirement  of Health Care Entrepreneurship,
Healthcare                                        or removal.              Boston University; Professor of
Entrepreneurship Program,                                                  Management, Boston University
53 Bay State Road,                                                         School of Management; Professor
Boston, MA 02215                                                           of Public Health, Boston
                                                                           University School of Public
                                                                           Health; Professor of Surgery,
                                                                           Boston University School of
                                                                           Medicine; and University
                                                                           Professor, Boston University

Margaret B.W. Graham (55)     Trustee             Trustee since September, Founding Director, The Winthrop      None
1001 Sherbrooke                                   2000. Serves until       Group, Inc. (consulting firm);
Street West,                                      retirement or removal.   Professor of Management, Faculty
Montreal, Quebec, Canada                                                   of Management, McGill University

Marguerite A. Piret (54)      Trustee             Trustee since 1995.      President and Chief Executive        None
One Boston Place,                                 Serves until retirement  Officer, Newbury, Piret &
28th Floor,                                       or removal.              Company, Inc. (investment banking
Boston, MA 02108                                                           firm)

Stephen K. West (74)          Trustee             Trustee since 1999.      Senior Counsel, Sullivan &           Director, The Swiss
125 Broad Street,                                 Serves until retirement  Cromwell (law firm)                  Helvetia Fund, Inc.
New York, NY 10004                                or removal.                                                   (closed-end
                                                                                                                investment company)
                                                                                                                and AMVESCAP PLC
                                                                                                                (investment
                                                                                                                managers)

John Winthrop (66) One        Trustee             Trustee since September, President, John Winthrop & Co.,      None
North Adgers Wharf,                               2000. Serves until       Inc. (private investment firm)
Charleston, SC 29401                              retirement or removal.

FUND OFFICERS

                              POSITION HELD       TERM OF OFFICE AND       PRINCIPAL OCCUPATION                 OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS         WITH THE FUND       LENGTH OF SERVICE        DURING PAST FIVE YEARS               HELD BY THIS TRUSTEE
Joseph P. Barri (56)          Secretary           Since 1994. Serves at    Partner, Hale and Dorr LLP;          None
                                                  the discretion of Board  Secretary of all of the Pioneer
                                                                           Funds

Dorothy E. Bourassa (55)      Assistant           Since November, 2000.    Secretary of PIM-USA; Senior Vice    None
                              Secretary           Serves at the            President-Legal of Pioneer; and
                                                  discretion of Board      Secretary/Clerk of most of PIM-USA's
                                                                           subsidiaries since October 2000;
                                                                           Assistant Secretary of all of the
                                                                           Pioneer Funds since November 2000;
                                                                           Senior Counsel, Assistant Vice
                                                                           President and Director of Compliance
                                                                           of PIM-USA from April 1998 through
                                                                           October 2000; Vice President and
                                                                           Assistant General Counsel, First
                                                                           Union Corpoation from December 1996
                                                                           through March 1998

Vincent Nave (57)             Treasurer           Since November, 2000.    Vice President-Fund Accounting,      None
                                                  Serves at the            Administration and Custody Services
                                                  discretion of Board      of Pioneer (Manager from September
                                                                           1996 to February 1999); and
                                                                           Treasurer of all of the Pioneer
                                                                           Funds (Assistant Treasurer from
                                                                           June 1999 to November 2000)

Luis I. Presutti (37)         Assistant           Since November, 2000.    Assistant Vice President-Fund        None
                              Treasurer           Serves at the            Accounting, Administration and
                                                  discretion of Board      Custody Services of Pioneer (Fund
                                                                           Accounting Manager from 1994 to
                                                                           1999); and Assistant Treasurer of
                                                                           all of the Pioneer Funds since
                                                                           November 2000

Gary Sullivan (44)            Assistant           Since May, 2002.         Fund Accounting Manager-Fund         None
                              Treasurer           Serves at the            Accounting, Administration and
                                                   discretion of Board     Custody Services of Pioneer; and
                                                                           Assistant Treasurer of all of the
                                                                           Pioneer Funds since May 2002

Alan Janson (31)              Assistant           Since July, 2002.        Manager, Valuation Risk and          None
                              Treasurer           Serves at the            Information Technology-Fund
                                                  discretion of Board      Accounting, Administration and
                                                                           Custody Services of Pioneer since
                                                                           March 2002; and Assistant Treasurer
                                                                           of all of the Pioneer Funds since
                                                                           July 2002. Manager, Valuation Risk
                                                                           and Performance Reporting of Pioneer
                                                                           from June 2000 to February 2002;
                                                                           Member of Pioneer Pricing Group from
                                                                           1996 to 2000 (promoted to Manager in
                                                                           1998)

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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